UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8034
                                   --------

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period: 10/31/03
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                OCTOBER 31, 2003









[GRAPHIC OMITTED

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                     SECTOR



                              Franklin Real Estate
                                 Securities Fund


WANT TO RECEIVE
THIS DOCUMENT
FASTER VIA EMAIL?
Eligible shareholders can
sign up for eDelivery at
franklintempleton.com.
See inside for details.


[GRAPHIC OMITTED]

[LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]
INVESTMENTS
FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.



SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED

Not part of the semiannual report

                               Contents

SHAREHOLDER LETTER .....................................   1



SEMIANNUAL REPORT

Franklin Real Estate Securities Fund ...................   4

Performance Summary ....................................   7

Financial Highlights and
Statement of Investments ...............................  10

Financial Statements ...................................  16

Notes to Financial Statements ..........................  20

Proxy Voting Policies and Procedures ...................  25

Semiannual Report


Franklin Real Estate Securities Fund


YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in securities of companies in the real estate industry, primarily equity real estate investment trusts (REITs). 1


We are pleased to bring you Franklin Real Estate Securities Fund's semiannual report for the period ended October 31, 2003.


PERFORMANCE OVERVIEW

For the six months under review, Franklin Real Estate Securities Fund - Class A posted a +21.47% cumulative total return as shown in the Performance Summary beginning on page 7. The Fund outperformed its benchmark indexes, the Wilshire Real Estate Securities Index and Standard & Poor's 500 Composite Index (S&P
500), which rose 20.97% and 15.62% for the same period. 2


ECONOMIC AND MARKET OVERVIEW

During the six months ended October 31, 2003, the U.S. economy surged to its strongest pace since first quarter 1984. Gross domestic product (GDP) growth rose from an annualized 3.3% in second quarter 2003 to an annualized 8.2% in the third quarter. Robust consumer spending, especially for autos and homes, and strong business spending, particularly for equipment and software, contributed to the accelerated economic activity. Also supporting the economy were federal spending primarily due to the Iraq conflict, and state and local spending mainly due to budget improvements.







1. Equity REITs are real estate companies that own and manage income-producing properties such as apartments or hotels. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management teams and generally concentrate on a specific geographic region and property type.
2. Source: Standard & Poor's Micropal. The Wilshire Real Estate Securities Index is a market capitalization-weighted index comprising publicly traded REITs and real estate operating companies. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.






4 |  Semiannual Report

TOP 10 HOLDINGS
10/31/03

--------------------------------------------------
  COMPANY                              % OF TOTAL
  SECTOR/INDUSTRY                      NET ASSETS
--------------------------------------------------
  Simon Property Group Inc.                  4.8%
   REITS
--------------------------------------------------
  Equity Residential                         4.7%
   REITS
--------------------------------------------------
  Vornado Realty Trust                       4.4%
   REITS
--------------------------------------------------
  Equity Office Properties Trust             4.2%
   REITS
--------------------------------------------------
  ProLogis                                   3.5%
   REITS
--------------------------------------------------
  Macerich Co.                               3.5%
   REITS
--------------------------------------------------
  Boston Properties Inc.                     3.4%
   REITS
--------------------------------------------------
  Cendant Corp.                              2.8%
   OTHER CONSUMER SERVICES
--------------------------------------------------
  PS Business Parks Inc.                     2.7%
   REITS
--------------------------------------------------
  Rouse Co.                                  2.7%
   REITS
--------------------------------------------------

The federal funds target rate fell from 1.25% at the beginning of the period to 1.00% in June 2003, the lowest level in 45 years. On October 28, the Federal Reserve Board reiterated that monetary policy would remain accommodative due to substantial excess capacity in the economy and possibly lower inflation. They observed, however, that the labor market seemed to be stabilizing.

Lower interest rates helped reduce financing costs for businesses and consumers. Consumer spending, which normally accounts for two-thirds of GDP, also benefited from additional tax cuts and lower retail prices. Although consumer confidence rose in October, consumers remained anxious about soft labor markets, high debt levels and steep energy prices. Despite solid gains in corporate profits, businesses also continued to harbor concerns about the economy. Aided by greater productivity, businesses seemed to postpone hiring until a sustained economic rebound looked more assured. Encouragingly, August, September and October employment reports showed improving job growth.

Overall, increasing signs of an economic recovery contributed to a general improvement in U.S. equity market performance. For the six-month reporting period, the S&P 500, a broad measure of the stock market, posted a 15.62% total return. 2 Real estate stocks, as measured by the Wilshire Real Estate Securities Index, outpaced the broader markets. Despite sluggish underlying conditions in the commercial real estate market, related stocks continued a strong upward trend begun more than three years ago. Although interest rates began to rise, investors maintained a keen interest in the relatively high dividend yields being offered by many real estate stocks compared with alternative investments.


INVESTMENT STRATEGY

We use a fundamental, value-oriented, long-term approach, focusing primarily on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow growth potential. In addition, we analyze supply and demand trends and outlooks for various property types and regional markets while evaluating company management and a security's underlying properties.


MANAGER'S DISCUSSION

Within the retail sector, regional mall stocks aided Fund performance during the period under review, as cash flow growth among most of these companies




                                                           Semiannual Report | 5
continued to be positive. Our shares of General Growth Properties, Rouse Company, Simon Properties and Macerich Company all contributed positively to the Fund's total return.

After beginning 2003 in a slump, the Fund's hotel stocks generally rose over this reporting period as investors rotated back into this economically sensitive property sector. Our shares of Meristar Hospitality, Host Marriott and Starwood Hotels and Resorts all rose in value during the six-month period.

The Fund also had favorable results with a number of individual stocks from disparate sectors, including homebuilder Meritage and Cendant, a real estate services and travel business. Both companies experienced positive earnings growth and rising share prices.

Despite the Fund's solid six-month performance, some of our positions fell in value and detracted from overall Fund performance. These included Sun Communities, a manufactured housing REIT, and Bedford Properties, an office and industrial properties REIT.

Thank you for your participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.



[PHOTO OMITTED]
/S/ DOUGLAS BARTON
Douglas Barton, CFA
Portfolio Manager
Franklin Real Estate Securities Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 |  Semiannual Report

Performance Summary as of 10/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE          10/31/03          4/30/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.29            $20.26           $16.97
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/03-10/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3304
--------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE          10/31/03          4/30/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.26            $20.11           $16.85
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/03-10/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2544
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE          10/31/03          4/30/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.25            $20.03           $16.78
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/03-10/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2582
--------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE          10/31/03          4/30/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$3.30            $20.32           $17.02
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/03-10/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3533


     Semiannual Report | Past performance does not guarantee future results. | 7

PERFORMANCE

-----------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH          1-YEAR            5-YEAR   INCEPTION (1/3/94)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            +21.47%         +33.86%           +73.60%         +200.79%
  Average Annual Total Return 2        +14.45%         +26.14%           +10.35%          +11.18%
  Value of $10,000 Investment 3        $11,445         $12,614           $16,362          $28,350
  Avg. Ann. Total Return (9/30/03) 4                   +18.17%            +9.77%          +11.06%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 5                        2.84%
     30-Day Standardized Yield 6                3.71%
-----------------------------------------------------------------------------------------------------
  CLASS B                              6-MONTH          1-YEAR            3-YEAR   INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            +20.96%         +32.80%           +47.66%          +67.11%
  Average Annual Total Return 2        +16.96%         +28.80%           +13.10%          +10.93%
  Value of $10,000 Investment 3        $11,696         $12,880           $14,466          $16,511
  Avg. Ann. Total Return (9/30/03) 4                   +20.44%           +10.86%          +10.70%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 5                        2.46%
     30-Day Standardized Yield 6                2.96%
-----------------------------------------------------------------------------------------------------
  CLASS C                              6-MONTH          1-YEAR            5-YEAR   INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            +21.01%         +32.91%           +67.33%         +159.61%
  Average Annual Total Return 2        +18.80%         +30.56%           +10.62%          +11.74%
  Value of $10,000 Investment 3        $11,880         $13,056           $16,567          $25,694
  Avg. Ann. Total Return (9/30/03) 4                   +22.23%           +10.05%          +11.61%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 5                        2.41%
     30-Day Standardized Yield 6                2.96%
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS 7                      6-MONTH          1-YEAR            5-YEAR   INCEPTION (1/3/94)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            +21.61%         +34.23%           +75.96%         +211.60%
  Average Annual Total Return 2        +21.61%         +34.23%           +11.96%          +12.25%
  Value of $10,000 Investment 3        $12,161         $13,423           $17,596          $31,160
  Avg. Ann. Total Return (9/30/03) 4                   +25.67%           +11.36%          +12.14%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 5                        3.22%
     30-Day Standardized Yield 6                3.96%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 |  Past performance does not guarantee future results.  |  Semiannual Report

ENDNOTES


INVESTING IN A NON-DIVERSIFIED FUND CONCENTRATING IN THE REAL ESTATE SECTOR INVOLVES SPECIAL RISKS SUCH AS DECLINES IN THE VALUE OF REAL ESTATE, AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND'S INVESTMENTS IN SMALL- AND MEDIUM-CAPITALIZATION STOCKS CARRY SPECIAL RISKS, SINCE THESE SECURITIES HAVE HISTORICALLY DISPLAYED MORE PRICE VOLATILITY THAN LARGER-CAPITALIZATION STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Distribution rate is based on an annualization of the sum of the respective class's past four quarterly dividends and the maximum offering price (NAV for Classes B and Advisor) per share on 10/31/03.
6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 10/31/03.
7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +81.78% and +9.14%.


     Semiannual Report | Past performance does not guarantee future results. | 9

Franklin Real Estate Securities Trust

FINANCIAL HIGHLIGHTS


FRANKLIN REAL ESTATE SECURITIES FUND

                                                  -------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  OCTOBER 31, 2003                   YEAR ENDED APRIL 30,
CLASS A                                             (UNAUDITED)       2003         2002       2001        2000        1999
                                                  -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............      $16.97      $18.10       $16.26     $13.87      $15.18      $17.66
                                                  -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .........................         .38         .63          .66        .64         .67         .81
 Net realized and unrealized gains (losses) ......        3.24       (1.11)        1.82       2.41       (1.23)      (2.31)
                                                  -------------------------------------------------------------------------
Total from investment operations .................        3.62        (.48)        2.48       3.05        (.56)      (1.50)
                                                  -------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................        (.33)       (.65)        (.64)      (.66)       (.68)       (.75)
 Net realized gains ..............................          --          --           --         --        (.07)       (.23)
                                                  -------------------------------------------------------------------------
Total distributions ..............................        (.33)      (.65)         (.64)      (.66)       (.75)       (.98)
                                                  -------------------------------------------------------------------------
Net asset value, end of period ...................      $20.26      $16.97       $18.10     $16.26      $13.87      $15.18
                                                  -------------------------------------------------------------------------
Total return b ...................................      21.47%     (2.51)%       15.74%     22.39%     (2.77)%     (8.09)%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................    $516,522    $423,363     $431,749   $356,296    $332,562    $278,301
Ratios to average net assets:
 Expenses ........................................       1.01% c      .98%         .96%      1.04%       1.02%        .96%
 Net investment income ...........................       3.94% c     3.76%        3.96%      4.16%       4.93%       5.15%
Portfolio turnover rate ..........................      15.02%      29.76%       37.26%     29.03%      25.44%      25.97%



aBased on average shares outstanding effective April 30, 2000.
bTotal return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cAnnualized.

10 |  Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                  -------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  OCTOBER 31, 2003                   YEAR ENDED APRIL 30,
CLASS B                                             (UNAUDITED)       2003         2002       2001        2000        1999 C
                                                  -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............      $16.84      $17.99       $16.17     $13.81      $15.16      $14.32
                                                  -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a                                   .31         .50          .52        .48         .56         .10
 Net realized and unrealized gains (losses) ......        3.21       (1.10)        1.82       2.45       (1.21)        .74
                                                  -------------------------------------------------------------------------
Total from investment operations .................        3.52        (.60)        2.34       2.93        (.65)        .84
                                                  -------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................        (.25)       (.55)        (.52)      (.57)       (.63)         --
 Net realized gains ..............................          --          --           --         --        (.07)         --
                                                  -------------------------------------------------------------------------
Total distributions ..............................        (.25)       (.55)        (.52)      (.57)       (.70)         --
                                                  -------------------------------------------------------------------------
Net asset value, end of period ...................      $20.11      $16.84       $17.99     $16.17      $13.81      $15.16
                                                  -------------------------------------------------------------------------

Total return b ...................................      20.96%     (3.20)%       14.90%     21.51%     (3.43)%       5.87%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $53,012     $40,703      $26,650    $12,264      $4,889      $1,119
Ratios to average net assets:
 Expenses ........................................       1.76% d     1.74%        1.71%      1.79%       1.77%       1.57% d
 Net investment income ...........................       3.19% d     3.00%        3.11%      3.11%       4.25%       4.54% d
Portfolio turnover rate ..........................      15.02%      29.76%       37.26%     29.03%      25.44%      25.97%





aBased on average shares outstanding effective year ended April 30, 2000. bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period January 1, 1999 (effective date) to April 30, 1999.
dAnnualized.

                                                          Semiannual Report | 11

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                  -------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  OCTOBER 31, 2003                   YEAR ENDED APRIL 30,
CLASS C                                             (UNAUDITED)       2003         2002       2001        2000        1999
                                                  -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............      $16.78      $17.91       $16.08     $13.73      $14.97      $17.40
                                                  -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .........................         .31         .51          .53        .51         .55         .68
 Net realized and unrealized gains (losses) ......        3.20       (1.10)        1.80       2.40       (1.18)      (2.25)
                                                  -------------------------------------------------------------------------
Total from investment operations .................        3.51        (.59)        2.33       2.91        (.63)      (1.57)
                                                  -------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................        (.26)       (.54)        (.50)      (.56)       (.54)       (.63)
 Net realized gains ..............................          --          --           --         --        (.07)       (.23)
                                                  -------------------------------------------------------------------------
Total distributions ..............................        (.26)       (.54)        (.50)      (.56)       (.61)       (.86)
Net asset value, end of period ...................      $20.03      $16.78       $17.91     $16.08      $13.73      $14.97
                                                  -------------------------------------------------------------------------

Total return b ...................................      21.01%     (3.27)%       14.92%     21.48%     (3.46)%     (8.69)%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................    $142,512    $114,474     $120,394    $96,364     $77,635    $105,861
Ratios to average net assets:
 Expenses ........................................       1.76% c     1.70%        1.71%      1.78%       1.77%       1.71%
 Net investment income ...........................       3.19% c     3.04%        3.23%      3.36%       4.08%       4.40%
Portfolio turnover rate ..........................      15.02%      29.76%       37.26%     29.03%      25.44%      25.97%





aBased on average shares outstanding effective April 30, 2000.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cAnnualized.

12 |  Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                  -------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  OCTOBER 31, 2003                   YEAR ENDED APRIL 30,
ADVISOR CLASS                                       (UNAUDITED)       2003         2002       2001        2000        1999
                                                  -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............      $17.02     $18.14       $16.30     $13.90      $15.21      $17.70
                                                  -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .........................         .40        .67          .66        .63         .73        1.44
 Net realized and unrealized gains (losses) ......        3.25      (1.10)        1.86       2.47       (1.25)      (2.91)
                                                  -------------------------------------------------------------------------
Total from investment operations .................        3.65       (.43)        2.52       3.10        (.52)      (1.47)
                                                  -------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................        (.35)      (.69)        (.68)      (.70)       (.72)       (.79)
 Net realized gains ..............................          --         --           --         --        (.07)       (.23)
                                                  -------------------------------------------------------------------------
Total distributions ..............................        (.35)      (.69)        (.68)      (.70)       (.79)      (1.02)
                                                  -------------------------------------------------------------------------
Net asset value, end of period ...................      $20.32     $17.02       $18.14     $16.30      $13.90      $15.21
                                                  -------------------------------------------------------------------------

Total return b ...................................      21.61%    (2.27)%       16.06%     22.72%     (2.47)%     (7.87)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $35,120    $27,532      $25,879     $9,438      $3,915      $2,576
Ratios to average net assets:
 Expenses ........................................        .76% c     .73%         .71%       .79%        .77%        .71%
 Net investment income ...........................       4.19% c    4.01%        3.96%      4.06%       5.27%       5.40%
Portfolio turnover rate ..........................      15.02%     29.76%       37.26%     29.03%      25.44%      25.97%


aBased on average shares outstanding effective April 30, 2000.
bTotal return is not annualized for periods less than one year.
cAnnualized.

                     Semiannual Report | See notes to financial statements. | 13

Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
     FRANKLIN REAL ESTATE SECURITIES FUND                                                        SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 92.1%
     HOMEBUILDING 1.1%
   a Meritage Corp. ......................................................................        137,400   $    8,120,340
                                                                                                            ---------------
     HOTEL/RESORTS/CRUISELINES 4.1%
     Fairmont Hotels & Resorts Inc. (Canada) .............................................        582,100       14,983,254
     Hilton Hotels Corp. .................................................................        182,000        2,882,880
     Starwood Hotels & Resorts Worldwide Inc. ............................................        373,500       12,598,155
                                                                                                            ---------------
                                                                                                                30,464,289
                                                                                                            ---------------
     OTHER CONSUMER SERVICES 2.8%
   a Cendant Corp. .......................................................................      1,023,100       20,901,933
                                                                                                            ---------------
     REAL ESTATE DEVELOPMENT 5.7%
     Boardwalk Equities Inc. (Canada) ....................................................      1,331,500       15,631,810
     Brookfield Properties Corp. (Canada) ................................................        315,840        8,066,554
     Catellus Development Corp. ..........................................................        605,900       13,493,393
     Forest City Enterprises Inc., A .....................................................         97,300        4,311,363
 a,d Northstar Capital Investment Corp., 144A ............................................        100,000        1,350,000
                                                                                                            ---------------
                                                                                                                42,853,120
                                                                                                            ---------------
     REAL ESTATE INVESTMENT TRUSTS 78.4%
     AMB Property Corp. ..................................................................        100,100        3,001,999
     American Financial Realty Trust .....................................................        210,000        3,192,000
     Amli Residential Properties Trust ...................................................        195,000        4,960,800
     Apartment Investment & Management Co., A ............................................         94,500        3,865,050
     Archstone-Smith Trust ...............................................................        241,325        6,443,377
     Arden Realty Inc. ...................................................................        363,400       10,164,298
   a Ashford Hospitality Trust ...........................................................        514,000        4,703,100
     Avalonbay Communities Inc. ..........................................................        258,000       11,782,860
     Bedford Property Investors Inc. .....................................................        304,420        7,994,069
     Boston Properties Inc. ..............................................................        566,050       25,047,712
     Brandywine Realty Trust .............................................................        322,900        8,182,286
     CarrAmerica Realty Corp. ............................................................        643,000       19,335,010
     Chelsea Property Group Inc. .........................................................         30,000        1,476,000
     Corporate Office Properties Trust ...................................................        240,000        4,641,600
     Cousins Properties Inc. .............................................................        224,600        6,457,250
     Crescent Real Estate Equities Co. ...................................................         91,400        1,402,990
     Crown American Realty Trust .........................................................         86,000        1,030,280
     Duke Realty Corp. ...................................................................         65,652        1,922,291
     Entertainment Properties Trust ......................................................        194,200        6,249,356
     Equity Office Properties Trust ......................................................      1,129,661       31,641,805
     Equity Residential ..................................................................      1,197,000       35,012,250
     General Growth Properties Inc. ......................................................        227,130       17,375,445
     Glenborough Realty Trust Inc. .......................................................        564,000       10,998,000
     Glimcher Realty Trust ...............................................................        373,700        7,914,966
   a Host Marriott Corp. .................................................................      1,021,000       10,669,450
     iStar Financial Inc. ................................................................        482,600       18,367,756
     Kilroy Realty Corp. .................................................................        415,000       11,993,500


14 |  Semiannual Report

Franklin Real Estate Securities Trust

---------------------------------------------------------------------------------------------------------------------------
     FRANKLIN REAL ESTATE SECURITIES FUND                                                        SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     REAL ESTATE INVESTMENT TRUSTS (CONT.)
     Kimco Realty Corp. ..................................................................        148,400   $    6,182,344
     Lexington Corporate Properties Trust ................................................        273,200        5,239,976
     Liberty Property Trust ..............................................................        504,200       18,342,796
     Macerich Co. ........................................................................        653,000       26,250,600
     Manufactured Home Communities Inc. ..................................................        245,500        9,329,000
     MeriStar Hospitality Corp. ..........................................................        910,500        6,218,715
     Parkway Properties Inc. .............................................................        183,000        8,061,150
     Pennsylvania Real Estate Investment Trust ...........................................         75,000        2,505,000
     ProLogis ............................................................................        889,600       26,278,784
     PS Business Parks Inc. ..............................................................        535,000       20,169,500
     Public Storage Inc. .................................................................        386,500       15,460,000
     Ramco-Gershenson Properties Trust ...................................................        413,500        9,986,025
     Reckson Associates Realty Corp. .....................................................        245,200        5,448,344
     Regency Centers Corp. ...............................................................        285,700       10,593,756
     Rouse Co. ...........................................................................        464,100       19,956,300
     Simon Property Group Inc. ...........................................................        800,200       36,073,016
     SL Green Realty Corp. ...............................................................        352,400       12,739,260
     Sovran Self Storage Inc. ............................................................         15,000          507,750
     Sun Communities Inc. ................................................................         59,000        2,150,550
     Taubman Centers Inc. ................................................................        209,200        4,217,472
     Trizec Properties Inc. ..............................................................        606,000        8,090,100
     U.S. Restaurant Properties Inc. .....................................................        374,800        5,996,800
     Ventas Inc. .........................................................................        695,000       12,996,500
     Vornado Realty Trust ................................................................        652,700       32,993,985
   c Windrose Medical Properties .........................................................        334,800        3,997,512
                                                                                                            ---------------
                                                                                                               585,610,735
                                                                                                            ---------------
     TOTAL COMMON STOCKS (COST $511,137,203) .............................................                     687,950,417
                                                                                                            ---------------
     PREFERRED STOCKS (COST $3,502,663) .8%
     REAL ESTATE INVESTMENT TRUSTS
     Host Marriott Corp., 6.75%, cvt. pfd. ...............................................        132,600        6,141,634
                                                                                                            ---------------
     TOTAL LONG TERM INVESTMENTS (COST $514,639,866) .....................................                     694,092,051
                                                                                                            ---------------
     SHORT TERM INVESTMENTS (COST $52,713,811) 7.1%
   b Franklin Institutional Fiduciary Trust Money Market Portfolio .......................     52,713,811       52,713,811
                                                                                                            ---------------
     TOTAL INVESTMENTS (COST $567,353,677) 100.0% ........................................                     746,805,862
     OTHER ASSETS, LESS LIABILITIES ......................................................                         359,999
                                                                                                            ---------------
     NET ASSETS 100.0% ...................................................................                  $  747,165,861
                                                                                                            ---------------


aNon-income producing.
bSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.
cSee Note 7 regarding Holdings of 5% Voting Securities.
dSee Note 8 regarding restricted securities.


                     Semiannual Report | See notes to financial statements. | 15

Franklin Real Estate Securities Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003 (unaudited)


                                                           -------------
                                                             FRANKLIN
                                                           REAL ESTATE
                                                            SECURITIES
                                                               FUND
                                                           -------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ............................ $563,394,171
  Cost - Non-controlled affiliated issuers ...............    3,959,506
                                                           -------------
  Value - Unaffiliated issuers ...........................  742,808,350
  Value - Non-controlled affiliated issuers ..............    3,997,512
 Receivables:
  Investment securities sold .............................      240,948
  Capital shares sold ....................................    2,428,949
  Dividends and interest .................................    2,791,766
                                                           -------------
      Total assets .......................................  752,267,525
                                                           -------------
Liabilities:
 Payables:
  Investment securities purchased ........................    2,621,749
  Capital shares redeemed ................................    1,589,273
  Affiliates .............................................      707,454
  Shareholders ...........................................      137,491
 Other liabilities .......................................       45,697
                                                           -------------
      Total liabilities ..................................    5,101,664
                                                           -------------
        Net assets, at value ............................. $747,165,861
                                                           -------------
Net assets consist of:
 Undistributed net investment income ..................... $  5,676,576
 Net unrealized appreciation (depreciation) ..............  179,452,185
 Accumulated net realized gain (loss) ....................  (26,880,845)
 Capital shares ..........................................  588,917,945
                                                           -------------
        Net assets, at value ............................. $747,165,861
                                                           -------------


16 |  Semiannual Report

Franklin Real Estate Securities Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2003 (unaudited)


                                                                                                            ---------------
                                                                                                                FRANKLIN
                                                                                                              REAL ESTATE
                                                                                                               SECURITIES
                                                                                                                  FUND
                                                                                                            ---------------
CLASS A:
 Net assets, at value ....................................................................................    $516,522,081
                                                                                                            ---------------
 Shares outstanding ......................................................................................      25,491,722
                                                                                                            ---------------
 Net asset value per share a .............................................................................          $20.26
                                                                                                            ---------------
 Maximum offering price per share (Net asset value per share / 94.25%) ...................................          $21.50
                                                                                                            ---------------
CLASS B:
 Net assets, at value ....................................................................................    $ 53,011,848
                                                                                                            ---------------
 Shares outstanding ......................................................................................       2,635,862
                                                                                                            ---------------
 Net asset value and maximum offering price per share a ..................................................          $20.11
                                                                                                            ---------------
CLASS C:
 Net assets, at value ....................................................................................    $142,511,925
                                                                                                            ---------------
 Shares outstanding ......................................................................................       7,113,722
                                                                                                            ---------------
 Net asset value per share a .............................................................................          $20.03
                                                                                                            ---------------
 Maximum offering price per share (Net asset value per share / 99%) ......................................          $20.23
                                                                                                            ---------------
ADVISOR CLASS:
 Net assets, at value ....................................................................................    $ 35,120,007
                                                                                                            ---------------
 Shares outstanding ......................................................................................       1,728,747
                                                                                                            ---------------
 Net asset value and maximum offering price per share ....................................................          $20.32
                                                                                                            ---------------




aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.


                     Semiannual Report | See notes to financial statements. | 17

Franklin Real Estate Securities Trust

STATEMENT OF OPERATIONS
for the six months ended October 31, 2003 (unaudited)


                                                                                                            ---------------
                                                                                                                FRANKLIN
                                                                                                              REAL ESTATE
                                                                                                               SECURITIES
                                                                                                                  FUND
                                                                                                            ---------------
Investment income:
Dividends:
 Unaffiliated issuers ....................................................................................    $ 17,051,573
 Non-controlled affiliated issuers (Note 7) ..............................................................          55,580
                                                                                                            ---------------
      Total investment income ............................................................................      17,107,153
                                                                                                            ---------------
Expenses:
 Management fees (Note 3) ................................................................................       1,622,848
 Distribution fees (Note 3)
  Class A ................................................................................................         602,305
  Class B ................................................................................................         241,550
  Class C ................................................................................................         657,878
 Transfer agent fees (Note 3) ............................................................................         833,473
 Custodian fees ..........................................................................................           3,401
 Reports to shareholders .................................................................................          40,211
 Registration and filing fees ............................................................................          64,216
 Professional fees .......................................................................................          22,634
 Trustees' fees and expenses .............................................................................          13,248
 Other ...................................................................................................          15,490
                                                                                                            ---------------
      Total expenses .....................................................................................       4,117,254
                                                                                                            ---------------
        Net investment income ............................................................................      12,989,899
                                                                                                            ---------------
Realized and unrealized gains (losses): Net realized gain (loss) from:
 Investments:
  Unaffiliated issuers ...................................................................................       2,634,887
  Non-controlled affiliated issuers (Note 7) .............................................................       4,685,457
                                                                                                            ---------------
      Net realized gain (loss) ...........................................................................       7,320,344
                                                                                                            ---------------
Net unrealized appreciation (depreciation) on investments ................................................     108,807,636
                                                                                                            ---------------
Net realized and unrealized gain (loss) ..................................................................     116,127,980
                                                                                                            ---------------
Net increase (decrease) in net assets resulting from operations ..........................................    $129,117,879
                                                                                                            ---------------


18 |  See notes to financial statements.  |  Semiannual Report

Franklin Real Estate Securities Trust

STATEMENT OF CHANGES IN NET ASSETS
for the six months ended October 31, 2003 (unaudited) and the year ended April 30, 2003

                                                                                     --------------------------------------
                                                                                        FRANKLIN REAL ESTATE SECURITES FUND
                                                                                     SIX MONTHS ENDED           YEAR ENDED
                                                                                     OCTOBER 31, 2003         APRIL 30, 2003
                                                                                     --------------------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income ..........................................................          $ 12,989,899        $ 20,821,646
Net realized gain (loss) from investments ......................................             7,320,344           9,754,429
Net unrealized appreciation (depreciation) on investments ......................           108,807,636         (47,868,488)
                                                                                     --------------------------------------
      Net increase (decrease) in net assets resulting from operations ..........           129,117,879         (17,292,413)
 Distributions to shareholders from:
 Net investment income:
Class A ........................................................................            (8,240,800)        (15,525,626)
Class B ........................................................................              (639,291)         (1,101,235)
Class C ........................................................................            (1,774,649)         (3,752,350)
Advisor Class ..................................................................              (577,672)         (1,056,973)
                                                                                     --------------------------------------
 Total distributions to shareholders ...........................................           (11,232,412)        (21,436,184)
 Capital share transactions: (Note 2)
Class A ........................................................................            11,165,126          18,619,722
Class B ........................................................................             4,206,183          15,731,041
Class C ........................................................................             5,731,456           2,334,359
Advisor Class ..................................................................             2,106,015           3,442,434
                                                                                     --------------------------------------
 Total capital share transactions ..............................................            23,208,780          40,127,556
      Net increase (decrease) in net assets ....................................           141,094,247           1,398,959
Net assets
 Beginning of period ...........................................................           606,071,614         604,672,655
                                                                                     --------------------------------------
 End of period .................................................................          $747,165,861        $606,071,614
                                                                                     --------------------------------------
Undistributed net investment income included in net assets:
 End of period .................................................................           $ 5,676,576         $ 3,919,089
                                                                                     --------------------------------------


                     Semiannual Report | See notes to financial statements. | 19

Franklin Real Estate Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


FRANKLIN REAL ESTATE SECURITIES FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company of 1940. The Fund seeks total return.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.


20 |  Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.


                                                          Semiannual Report | 21

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

At October 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                          ---------------------------------------------------------------------
                                                SIX MONTHS ENDED                          YEAR ENDED
                                                OCTOBER 31, 2003                        APRIL 30, 2003
                                             SHARES          AMOUNT                 SHARES           AMOUNT
                                          ---------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ...........................   4,248,961      $ 81,346,983             12,286,539    $ 208,359,787
 Shares issued in reinvestment of
  distributions ........................     392,446         7,477,338                837,542       14,066,071
 Shares redeemed .......................  (4,094,530)      (77,659,195)           (12,039,132)    (203,806,136)
                                          ---------------------------------------------------------------------
 Net increase (decrease) ...............     546,877      $ 11,165,126              1,084,949    $  18,619,722
                                          ---------------------------------------------------------------------
CLASS B SHARES:
 Shares sold ...........................     400,399      $  7,639,735              1,164,255    $  19,457,743
 Shares issued in reinvestment of
  distributions ........................      29,550           559,742                 57,888          961,046
 Shares redeemed .......................    (210,407)       (3,993,294)              (287,065)      (4,687,748)
                                          ---------------------------------------------------------------------
 Net increase (decrease) ...............     219,542      $  4,206,183                935,078    $  15,731,041
                                          ---------------------------------------------------------------------
CLASS C SHARES:
 Shares sold ...........................     933,793      $ 17,803,034              1,791,610    $  29,763,024
 Shares issued in reinvestment of
  distributions ........................      81,830         1,543,675                192,794        3,206,631
 Shares redeemed .......................    (722,602)      (13,615,253)            (1,884,732)     (30,635,296)
                                          ---------------------------------------------------------------------
 Net increase (decrease) ...............     293,021      $  5,731,456                 99,672     $  2,334,359
                                          ---------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold ...........................     177,800      $  3,398,603                504,347     $  8,530,129
 Shares issued in reinvestment of
  distributions ........................      28,723           548,645                 58,960          991,256
 Shares redeemed .......................     (95,830)       (1,841,233)              (371,994)      (6,078,951)
                                          ---------------------------------------------------------------------
 Net increase (decrease) ...............     110,693      $  2,106,015                191,313     $  3,442,434
                                          ---------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.


22 |  Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

---------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          Over $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors, up to .25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the period of $302,211 and $47,231, respectively.

The Fund paid transfer agent fees of $833,473, of which $482,831 was paid to Investor Services.


4. INCOME TAXES

At October 31, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $567,569,644 was as follows:

Unrealized appreciation ................................... $182,979,459
Unrealized depreciation ...................................   (3,743,241)
                                                            -------------
Net unrealized appreciation (depreciation) ................ $179,236,218
                                                            -------------

At April 30, 2003, the Fund had tax basis capital losses of $29,068,921 which may be carried over to offset future capital gains. Such losses will expire in 2009.

At April 30, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $4,922,523. For tax purposes, such losses will be reflected in the year ending April 30, 2004.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses realized subsequent to October 31, 2002 on the sales of securities.


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended October 31, 2003 aggregated $104,988,828 and $96,712,547, respectively.


                                                          Semiannual Report | 23

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND


6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $150,380 of dividend income from investment in the Sweep Money Fund for the period ended October 31, 2003.


7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Real Estate Securities Fund at October 31, 2003 were as shown below.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 REALIZED
                                                                                                INVESTMENT        CAPITAL
                               NUMBER OF                                NUMBER OF                  INCOME      GAINS (LOSSES)
                              SHARES HELD      GROSS         GROSS     SHARES HELD      VALUE     5/1/03-         5/1/03-
  NAME OF ISSUER             APRIL 30,2003   ADDITIONS     REDUCTIONS    10/31/03      10/31/03   10/31/03        10/31/03
---------------------------------------------------------------------------------------------------------------------------
  NON CONTROLLED AFFILIATES
  Candlewood Hotel Co. Inc. ...... 685,000       --         (685,000)        --*     $      --*    $    --     $(4,685,457)
  Windrose Medical Properties .... 334,800       --               --     334,800      3,997,512     55,580              --
                                                                                     --------------------------------------
  TOTAL NON CONTROLLED AFFILIATES ..............................................     $3,997,512    $55,580     $(4,685,457)
                                                                                     --------------------------------------

  *As of October 31, 2003, no longer an affiliate.

8. RESTRICTED SECURITIES

At October 31, 2003, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At October 31, 2003, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

---------------------------------------------------------------------------------------------------------------------
  NUMBER OF                                                               ACQUISITION
   SHARES     ISSUER                                                           DATE           COST            VALUE
---------------------------------------------------------------------------------------------------------------------
  100,000     Northstar Capital Investment Corp., 144A ..................... 1/16/98       $1,993,250      $1,350,000
                                                                                           --------------------------
  TOTAL RESTRICTED SECURITIES (.18% OF NET ASSETS) ......................................  $1,993,250      $1,350,000
                                                                                           --------------------------


24 |  Semiannual Report

Franklin Real Estate Securities Trust

PROXY VOTING POLICIES AND PROCEDURES


FRANKLIN REAL ESTATE SECURITIES FUND

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.


                                                          Semiannual Report | 25

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request


For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[R] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6,7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund
Franklin Money Fund 6,7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME 8
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6,7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.Effective June 30, 2003, the fund reopened to all new investors.
4.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
5.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
6.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8.For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable. 9.Portfolio of insured municipal securities.
10.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).
11.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

11/03                                          Not part of the semiannual report

[LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]
INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.




SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Real Estate
Securities Fund



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BENB[R]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Real Estate Securities Fund prospectus, which contains more complete information including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


192 S2003 12/03








ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    December 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    December 29, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    December 29, 2003